ACCOUNTS RECEIVABLE - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 3,639	$ 2,536
Unbilled receivables	731	806
Total receivables	4,370	3,342
Less allowance for doubtful accounts	(1,481)	(297)
Accounts receivable, net	$ 2,889	$ 3,045